Equity-based compensation - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Expense from equity-settled share-based payment transactions	$ 25		$ 5
Equity-based compensation	$ 25		5
Exercised (in CAD per share) | $ / shares		$ 59.81		$ 62.83
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares authorised | shares	8,295,940	8,295,940			8,295,940
Number of share options available remaining for issuance | shares	777,255
Equity-based compensation	$ 11		(4)
Share-based payment arrangements, vesting rate	20.00%
Share-based payment arrangements, vesting period	10 years
Exercised (in CAD per share) | $ / shares		$ 107.45		$ 120.95
Liabilities from share-based payment transactions	$ 30	$ 30	$ 23	$ 23
Weighted average share price, share options granted | (per share)	$ 34.21	$ 46.17	$ 27.34	$ 35.59
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested					$ 22	$ 14
Phantom Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation	$ 12		$ 10
Share-based payment arrangements, vesting period	3 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	179,757	179,757	184,207	184,207	179,757	184,207
Performance Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	179,757	179,757	167,156	167,156	179,757	167,156
Deferred Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation			$ (1)
Recovery of expense from share-based payment transactions	$ 2
Number of other equity instruments outstanding in share-based payment arrangement | shares	78,895	78,895	97,884	97,884	78,895	97,884